Retirement Plans	12 Months Ended
Dec. 31, 2012
Retirement Plans

10. Retirement Plans

Prior to January 1, 2001, the Company maintained a noncontributory defined benefit pension plan in which substantially all of its employees were eligible to participate upon meeting the pension plan’s participation requirements. The benefits were based on years of service and compensation levels. On January 1, 2001 the Company amended its defined benefit pension plan to determine future benefits using a cash balance formula. On December 31, 2000, benefits credited under the plan’s previous formula were frozen. Under the cash formula, each participant had an account which was credited monthly with 3% of qualified earnings and the interest earned on their previous month-end cash balance. In addition, the Company included a “grandfather” clause which assures that those participating at January 1, 2001 will receive the greater of the benefit calculated under the cash balance plan and the benefit that would have been payable if the defined benefit plan had remained in existence. The benefit payable to a terminated vested participant upon retirement at age 65, or as early as age 55 if the participant had 15 years of service at the time the plan was frozen, is equal to the participant’s account balance, which increases with interest credits over time. At retirement, the employee generally receives the balance in the account as a lump sum. The funding policy of the Company is to contribute annually an amount which equals or exceeds the minimum required by applicable law. On December 31, 2001, the plan was frozen such that no new participants were allowed to enter the plan and existing participants were no longer eligible to earn service credits.

As a result of increased lump-sum distributions during 2012 due to the transfer of a large number of the Company’s employees to Marriott, a net settlement charge of $2.0 million was recognized in 2012. As the increased lump-sum distributions were a result of the REIT conversion discussed in Note 2, the Company has classified the net settlement loss as REIT conversion costs in the accompanying consolidated statements of operations.

The following table sets forth the funded status at December 31 (amounts in thousands):

	2012	2011
CHANGE IN BENEFIT OBLIGATION:
Benefit obligation at beginning of year	$92,575	$80,278
Interest cost	3,655	4,151
Actuarial loss	5,998	13,402
Benefits paid	(5,844)	(5,256)

Benefit obligation at end of year	96,384	92,575

CHANGE IN PLAN ASSETS:
Fair value of plan assets at beginning of year	62,265	66,687
Actual return on plan assets	9,061	(1,692)
Employer contributions	4,129	2,526
Benefits paid	(5,844)	(5,256)

Fair value of plan assets at end of year	69,611	62,265

Funded status and accrued pension cost	$(26,773)	$(30,310)

Net periodic pension expense reflected in the accompanying consolidated statements of operations included the following components for the years ended December 31 (amounts in thousands):

	2012	2011	2010

Interest cost	$3,655	$4,151	$4,229
Expected return on plan assets	(4,808)	(5,280)	(4,783)
Recognized net actuarial loss	3,611	2,404	2,283
Net settlement loss	1,960	—	—

Total net periodic pension expense	$4,418	$1,275	$1,729

Assumptions

The weighted-average assumptions used to determine the benefit obligation at December 31 are as follows:

	2012	2011	2010

Discount rate	3.60%	4.13%	5.28%
Rate of compensation increase	N/A	N/A	N/A
Measurement date	12/31/2012	12/31/2011	12/31/2010

The weighted-average assumptions used to determine the net periodic pension expense for years ended December 31 are as follows:

	2012	2011	2010

Discount rate	3.98%	5.28%	5.84%
Rate of compensation increase	N/A	N/A	N/A
Expected long-term rate of return on plan assets	7.50%	8.00%	8.00%
Measurement date	12/31/2012	12/31/2011	12/31/2010

The rate of increase in future compensation levels was not applicable for any reported years due to the Company amending the plan to freeze the cash balance benefit as described above.

The Company determines the overall expected long-term rate of return on plan assets based on its estimate of the return that plan assets will provide over the period that benefits are expected to be paid out. In preparing this estimate, the Company assesses the rates of return on each targeted allocation of plan assets, return premiums generated by portfolio management, and advice from its third-party actuary and investment consultants. The expected return on plan assets is a long-term assumption and generally does not significantly change annually. While historical returns are considered, the rate of return assumption is primarily based on projections of expected returns, using economic data and financial models to estimate the probability of returns. The probability distribution of annualized returns for the portfolio using current asset allocations is used to determine the expected range of returns for a ten-to-twenty year horizon. While management believes that the assumptions used are appropriate, differences in actual experience or changes in assumptions may affect the Company’s pension obligations and expense.

Plan Assets

The plan’s overall strategy is to achieve a rate of return necessary to fund benefit payments by utilizing a variety of asset types, investment strategies and investment managers. The plan seeks to achieve a real long-term rate of return over inflation resulting from income, capital gains, or both, which assists the plan in meeting its long-term objectives.

The long-term target allocations for the plan’s assets are 42.75% domestic equity, 11.25% international equity, 41.50% fixed income and 4.50% cash. Equity securities primarily include large cap and mid cap companies. Fixed income securities primarily include corporate bonds of companies in diversified industries, mortgage-backed securities and U.S. Treasuries. Investments in hedge funds and private equity funds are not held by the plan.

The allocation of the defined benefit pension plan’s assets as of the respective measurement date for each year, by asset class, are as follows (amounts in thousands):

Asset Class	2012	2011

Cash	$5,369	$1,715
Equity securities
U.S. Large Cap (a)	21,039	18,584
U.S. Mid Cap (a)	7,482	6,915
International (b)	7,313	6,929
Core fixed income (c)	21,687	21,466
High-yield fixed income (d)	6,721	6,656

Total	$69,611	$62,265

(a)	Consists of actively-managed domestic equity mutual funds. Underlying holdings are diversified by sector and industry.
(b)	Consists of an actively-managed international equity mutual fund. Underlying holdings are diversified by country, sector and industry. The fund may invest a portion of its assets in emerging markets, which entails additional risk.
(c)	Consists of an actively-managed fixed income mutual fund. The fund predominantly invests in investment-grade bonds of U.S. issuers from diverse sectors and industries. The fund also invests in government-backed debt. The fund can invest a portion of its assets in below-investment grade debt and non-U.S. debt, which entails additional risk.
(d)	Consists of actively-managed high-yield fixed income mutual funds. The funds invest in investment grade and below-investment grade bonds, with a focus on below-investment grade bonds of U.S. issuers. Underlying holdings are diversified by sector and industry. The funds can invest a portion of its assets in the debt of non-U.S. issuers, which entails additional risk.

All of the assets held by the plan consist of mutual funds traded in an active market. The Company determined the fair value of these mutual funds based on the net asset value per unit of the funds or the portfolio, which is based upon quoted market prices in an active market. Therefore, the Company has categorized these investments as Level 1.

Periodically, and based on market conditions, the entire account is rebalanced to maintain the desired allocation and the investment policy is reviewed. Within each asset class, plan assets are allocated to various investment styles. Professional managers manage all assets of the plan and professional advisors assist the plan in the attainment of its objectives.

Expected Contributions and Benefit Payments

The Company expects to contribute $1.6 million to its defined benefit pension plan in 2013. Based on the Company’s assumptions discussed above, the Company expects to make the following estimated future benefit payments under the plan during the years ending December 31 (amounts in thousands):

2013	$3,183
2014	3,793
2015	4,735
2016	3,949
2017	4,555
2018 - 2022	30,384

Other Information

The Company also maintains non-qualified retirement plans (the “Non-Qualified Plans”) to provide benefits to certain key employees. The Non-Qualified Plans are not funded and the beneficiaries’ rights to receive distributions under these plans constitute unsecured claims to be paid from the Company’s general assets. At December 31, 2012, the Non-Qualified Plans’ projected benefit obligations and accumulated benefit obligations were $16.0 million.

The Company’s accrued cost related to its qualified and non-qualified retirement plans of $42.8 million and $45.5 million at December 31, 2012 and 2011, respectively, is included in other long-term liabilities in the accompanying consolidated balance sheets. The 2012 decrease in the deferred net loss related to the Company’s retirement plans resulted in a increase in equity of $1.9 million, net of taxes of $1.1 million. The 2011 increase in the deferred net loss related to the Company’s retirement plans resulted in a decrease in equity of $12.8 million, net of taxes of $7.2 million. The 2010 increase in the deferred net loss related to the Company’s retirement plans resulted in an decrease in equity of $1.5 million, net of taxes of $0.8 million. The 2012, 2011 and 2010 adjustments to equity due to the change in the minimum liability are included in other comprehensive loss in the accompanying consolidated statements of stockholders’ equity.

The net gain recognized in other comprehensive income for the year ended December 31, 2012 was $3.0 million. Included in accumulated other comprehensive loss at December 31, 2012 are unrecognized actuarial losses of $47.6 million ($30.5 million net of tax) that have not yet been recognized in net periodic pension expense. The net loss recognized in other comprehensive income for the year ended December 31, 2011 was $20.0 million. Included in accumulated other comprehensive loss at December 31, 2011 are unrecognized actuarial losses of $50.6 million ($32.4 million net of tax) that have not yet been recognized in net periodic pension expense. The estimated actuarial loss for the retirement plans included in accumulated other comprehensive loss that will be amortized from accumulated other comprehensive loss into net periodic pension expense over the next fiscal year is $1.3 million.

The Company also has contributory retirement savings plans in which substantially all employees are eligible to participate. Effective January 1, 2010, the Company contribution is 100% of the amount of the employee’s contribution, up to 4% of the employee’s salary. In addition, effective January 1, 2002, the Company may contribute up to 2% of the employee’s salary, based upon the Company’s financial performance. Company contributions under the retirement savings plans were $4.7 million, $6.0 million, and $4.9 million for 2012, 2011 and 2010, respectively.

In addition, the Company maintains a non-qualified contributory deferred compensation plan that allows for certain highly compensated employees to defer a portion of their eligible compensation until a later date. The plan is considered an unfunded and unsecured plan for IRS and ERISA purposes, but the Company has set up a separate trust in which the plan’s assets are held. The trust maintains individual accounts for each participant, but the plan’s assets held in the trust are considered general assets of the Company and are available to satisfy the claims of general creditors in the event of a bankruptcy. The plan allows for the Company to make matching contributions up to 4% of the employee’s salary, reduced by the amount of matching contributions made to the retirement savings plan described above. Company contributions under the deferred compensation plan were $0.7 million, $0.2 million, and $0.1 million for 2012, 2011 and 2010, respectively.